Schedule of Investments (unaudited)
August 31, 2024
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
General Dynamics Corp.	15,421	$ 4,616,431
Lockheed Martin Corp.	17,063	9,693,490
		14,309,921
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	5,093	654,705
Automobiles — 1.7%
General Motors Co.	6,056	301,468
Tesla, Inc.(a)	103,890	22,243,888
		22,545,356
Biotechnology — 1.8%
Amgen, Inc.	2,460	821,222
Biogen, Inc.(a)	10,574	2,165,132
Gilead Sciences, Inc.	185,757	14,674,803
Natera, Inc.(a)	6,889	814,693
Neurocrine Biosciences, Inc.(a)	39,577	5,028,654
		23,504,504
Broadline Retail — 5.6%
Amazon.com, Inc.(a)	371,377	66,290,794
MercadoLibre, Inc.(a)(b)	3,175	6,545,771
		72,836,565
Building Products — 0.4%
Advanced Drainage Systems, Inc.	5,334	836,158
Trane Technologies PLC	10,567	3,821,661
		4,657,819
Capital Markets — 0.5%
S&P Global, Inc.	13,662	7,011,885
Chemicals — 0.0%
Cabot Corp.	1	105
Commercial Services & Supplies — 2.9%
Cintas Corp.	26,796	21,573,995
Waste Connections, Inc.	2,904	541,596
Waste Management, Inc.	72,220	15,313,529
		37,429,120
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	26,222	9,266,331
Motorola Solutions, Inc.	16,906	7,473,128
		16,739,459
Construction & Engineering — 0.2%
EMCOR Group, Inc.	3,686	1,448,819
MasTec, Inc.(a)	10,476	1,185,150
		2,633,969
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	21,975	19,610,050
Kroger Co. (The)	117,337	6,243,502
Walmart, Inc.	153,838	11,880,909
		37,734,461
Electrical Equipment — 0.7%
Eaton Corp. PLC	29,297	8,992,128
Electronic Equipment, Instruments & Components — 1.6%
Flex Ltd.(a)	212,466	6,903,020
TE Connectivity Ltd.	91,046	13,984,666
		20,887,686
Entertainment — 1.5%
Netflix, Inc.(a)	18,353	12,871,877
Security	Shares	Value
Entertainment (continued)
ROBLOX Corp., Class A(a)	52,485	$ 2,308,815
Spotify Technology SA(a)	10,533	3,611,555
		18,792,247
Financial Services — 4.7%
Mastercard, Inc., Class A	72,985	35,276,570
Visa, Inc., Class A	95,252	26,324,795
		61,601,365
Ground Transportation — 0.5%
Uber Technologies, Inc.(a)	85,707	6,267,753
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(a)	67,153	5,492,444
Stryker Corp.	32,468	11,702,116
		17,194,560
Health Care Providers & Services — 1.0%
Cardinal Health, Inc.	43,799	4,937,024
HCA Healthcare, Inc.	20,224	8,000,412
		12,937,436
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	32,227	3,780,549
Booking Holdings, Inc.	3,814	14,909,803
DoorDash, Inc., Class A(a)	19,031	2,449,480
Marriott International, Inc., Class A	4,164	977,249
Texas Roadhouse, Inc.	14,114	2,381,738
Wingstop, Inc.	1,958	756,004
		25,254,823
Household Durables — 0.4%
Toll Brothers, Inc.	37,294	5,372,947
Household Products — 0.7%
Kimberly-Clark Corp.	49,922	7,221,717
Procter & Gamble Co. (The)	8,384	1,438,191
		8,659,908
Industrial REITs — 0.2%
Lineage, Inc.(a)	34,957	2,932,892
Insurance — 0.8%
Marsh & McLennan Cos., Inc.	3,942	896,844
Progressive Corp. (The)	36,869	9,298,362
		10,195,206
Interactive Media & Services — 9.9%
Alphabet, Inc., Class A	152,362	24,892,904
Alphabet, Inc., Class C, NVS	234,524	38,722,258
Meta Platforms, Inc., Class A	110,852	57,788,256
Pinterest, Inc., Class A(a)	77,780	2,492,071
Snap, Inc., Class A, NVS(a)	557,154	5,203,818
		129,099,307
IT Services — 0.2%
Accenture PLC, Class A	3,155	1,078,852
Cloudflare, Inc., Class A(a)	13,866	1,138,953
Kyndryl Holdings, Inc.(a)	25,279	598,860
		2,816,665
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	11,357	6,985,350
Machinery — 1.0%
Parker-Hannifin Corp.	22,077	13,250,615
Media — 0.5%
Comcast Corp., Class A	165,764	6,559,282

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.1%
Nucor Corp.	6,562	$ 996,833
Pharmaceuticals — 4.8%
Eli Lilly & Co.	46,082	44,239,642
Merck & Co., Inc.	147,687	17,493,525
Zoetis, Inc., Class A	1,491	273,583
		62,006,750
Semiconductors & Semiconductor Equipment — 18.0%
Advanced Micro Devices, Inc.(a)	31,872	4,734,904
Applied Materials, Inc.	34,211	6,748,462
Broadcom, Inc.	240,643	39,181,493
Intel Corp.	97,160	2,141,406
KLA Corp.	3,158	2,587,760
Lam Research Corp.	18,716	15,366,023
Micron Technology, Inc.	57,262	5,510,895
Monolithic Power Systems, Inc.	1,087	1,015,997
NVIDIA Corp.	1,132,621	135,200,969
QUALCOMM, Inc.	119,728	20,988,319
		233,476,228
Software — 17.7%
Adobe, Inc.(a)	29,412	16,894,547
Atlassian Corp., Class A(a)	33,857	5,606,719
Autodesk, Inc.(a)	11,244	2,905,450
Crowdstrike Holdings, Inc., Class A(a)	33,366	9,251,724
Datadog, Inc., Class A(a)	30,582	3,555,463
Dropbox, Inc., Class A(a)	74,662	1,877,003
Dynatrace, Inc.(a)	2,973	150,493
Fortinet, Inc.(a)	233,020	17,874,964
FreedomPay, Inc.(a)(c)	43,051	669,443
HubSpot, Inc.(a)	9,814	4,897,873
Intuit, Inc.	20,996	13,232,939
Manhattan Associates, Inc.(a)	35,539	9,397,578
Microsoft Corp.	164,190	68,490,217
Nutanix, Inc., Class A(a)	4,305	272,033
Oracle Corp.	190,320	26,890,313
Palantir Technologies, Inc., Class A(a)	23,380	736,002
Palo Alto Networks, Inc.(a)	18,454	6,693,635
Salesforce, Inc.	52,433	13,260,306
ServiceNow, Inc.(a)	27,659	23,648,445
Synopsys, Inc.(a)	5,837	3,032,788
Workday, Inc., Class A(a)	1,203	316,618
Zoom Video Communications, Inc., Class A(a)	2,390	165,101
Zscaler, Inc.(a)	2,639	527,747
		230,347,401
Security	Shares	Value
Specialty Retail — 1.0%
Home Depot, Inc. (The)	19,226	$ 7,084,781
Penske Automotive Group, Inc.	10,333	1,757,643
Ross Stores, Inc.	29,533	4,447,965
		13,290,389
Technology Hardware, Storage & Peripherals — 10.3%
Apple Inc.	474,430	108,644,470
Dell Technologies, Inc., Class C	49,383	5,705,712
Hewlett Packard Enterprise Co.	261,430	5,063,899
NetApp, Inc.	119,207	14,390,669
Pure Storage, Inc., Class A(a)	11,390	584,193
		134,388,943
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.(a)	2,498	2,396,306
NIKE, Inc., Class B	89,242	7,435,644
		9,831,950
Trading Companies & Distributors — 0.3%
WW Grainger, Inc.	3,365	3,314,256
Total Long-Term Investments — 98.9% (Cost: $843,997,845)		1,285,510,789
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	5,137,542	5,140,625
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(d)(e)	13,097,793	13,097,793
Total Short-Term Securities — 1.4% (Cost: $18,238,418)		18,238,418
Total Investments — 100.3% (Cost: $862,236,263)		1,303,749,207
Liabilities in Excess of Other Assets — (0.3)%		(4,397,538)
Net Assets — 100.0%		$ 1,299,351,669
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Large Cap Growth Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 5,140,446(a)	$ —	$ 179	$ —	$ 5,140,625	5,137,542	$ 427(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	11,949,669	1,148,124(a)	—	—	—	13,097,793	13,097,793	162,675	—
				$ 179	$ —	$ 18,238,418		$ 163,102	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	37	09/20/24	$ 14,521	$ 202,922
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Large Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,284,841,346	$ —	$ 669,443	$ 1,285,510,789
Short-Term Securities
Money Market Funds	18,238,418	—	—	18,238,418
	$ 1,303,079,764	$ —	$ 669,443	$ 1,303,749,207
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 202,922	$ —	$ —	$ 202,922
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
4